LOANS AND LEASES- Collateral Dependent Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	$ 13,424,070	$ 11,761,778
Commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	27,461	6,641
Lease financing
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	5,660	6,227
Construction
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,120
Commercial real estate-investor
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	36,908	26,159
Commercial real estate-owner
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	8,682	6,144
Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	18,302	16,700
Home Equity Loan
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	2,927	3,418
Installment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	748	684
Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	18,822	2,527
Business assets | Commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	18,822	2,527
Business assets | Lease financing
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Business assets | Construction
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0
Business assets | Commercial real estate-investor
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Business assets | Commercial real estate-owner
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Business assets | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Business assets | Home Equity Loan
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Business assets | Installment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	46,664	30,382
Commercial real estate | Commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Commercial real estate | Lease financing
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Commercial real estate | Construction
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,120
Commercial real estate | Commercial real estate-investor
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	36,862	26,132
Commercial real estate | Commercial real estate-owner
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	8,682	4,250
Commercial real estate | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Commercial real estate | Home Equity Loan
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Commercial real estate | Installment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	8,052	9,555
Equipment | Commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	2,392	1,434
Equipment | Lease financing
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	5,660	6,227
Equipment | Construction
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0
Equipment | Commercial real estate-investor
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Equipment | Commercial real estate-owner
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	1,894
Equipment | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Equipment | Home Equity Loan
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Equipment | Installment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Land | Commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Land | Lease financing
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Land | Construction
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0
Land | Commercial real estate-investor
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Land | Commercial real estate-owner
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Land | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Land | Home Equity Loan
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Land | Installment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	21,275	20,145
Residential real estate | Commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Residential real estate | Lease financing
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Residential real estate | Construction
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0
Residential real estate | Commercial real estate-investor
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	46	27
Residential real estate | Commercial real estate-owner
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Residential real estate | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	18,302	16,700
Residential real estate | Home Equity Loan
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	2,927	3,418
Residential real estate | Installment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	6,995	3,364
Other Property | Commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	6,247	2,680
Other Property | Lease financing
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Other Property | Construction
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0
Other Property | Commercial real estate-investor
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Other Property | Commercial real estate-owner
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Other Property | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Other Property | Home Equity Loan
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Other Property | Installment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	748	684
Total Collateral
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	$ 101,808	$ 65,973